UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23196

StrongVest ETF Trust
 (Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100
Moorseville, NC 28117
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

402-829-9405
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

CWA Income ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 16.0%
Agriculture - 2.0%
330	Altria Group, Inc.	$23,569
240	Philip Morris International, Inc.	27,096
		50,665
Auto Manufacturers - 1.6%
3,330	Ford Motor Company	38,761
Computers - 0.9%
136	International Business Machines Corporation	23,683
Electric - 2.5%
364	Duke Energy Corporation	29,852
644	Southern Company	32,058
		61,910
Oil&Gas - 5.6%
1,942	BP PLC - ADR	67,038
354	Chevron Corporation	38,009
424	Exxon Mobil Corporation	34,772
		139,819
Pharmaceuticals - 1.1%
794	Pfizer, Inc.	27,163
Telecommunications - 2.3%
730	Cisco Systems, Inc.	24,674
698	Verizon Communications, Inc.	34,027
		58,701
TOTAL COMMON STOCKS (Cost $402,089)		400,702

Par Value
CORPORATE BONDS - 77.6%
Banks - 5.3%
66,000	JPMorgan Chase & Company
	05/01/2023, 3.375%	$66,198
62,000	Wells Fargo & Company
	08/15/2023, 4.125%	64,997
		131,195
Chemicals - 2.3%
58,000	Praxair, Inc.
	02/05/2025, 2.650%	57,109
Diversified Financial Services - 10.2%
70,000	CME Group, Inc.
	09/15/2043, 5.300%	83,792
62,000	Eaton Vance Corporation
	06/15/2023, 3.625%	63,412
54,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	57,284
46,000	Nasdaq, Inc.
	01/15/2020, 5.550%	49,866
		254,354
Electronics - 3.0%
72,000	Jabil Circuit, Inc.
	09/15/2022, 4.700%	74,520

Food - 5.0%
64,000	McCormick & Company Inc.
	11/15/2025, 3.250%	63,880
60,000	Unilever Capital Corporation
	07/30/2025, 3.100%	59,879
		123,759
Home Builders - 2.5%
60,000	NVR, Inc.
	09/15/2022, 3.950%	62,156
Household Products/Wares - 2.5%
60,000	Spectrum Brands, Inc.
	11/15/2022, 6.625%	63,525
Insurance - 10.2%
58,000	Chubb Corporation
	05/15/2038, 6.500%	78,071
82,000	First American Financial Corporation
	02/01/2023, 4.300%	83,415
76,000	GEICO Corporation
	07/15/2023, 7.350%	93,760
		255,246
Internet - 1.8%
42,000	Google, Inc.
	05/19/2021, 3.625%	44,621
Iron/Steel - 2.3%
54,000	Nucor Corporation
	08/01/2023, 4.000%	57,162
Machinery-Diversified - 5.1%
	Rockwell Automation, Inc.
44,000	03/01/2020, 2.050%	43,861
66,000	12/01/2037, 6.250%	83,704
		127,565
Media - 2.0%
48,000	Time Warner Cable, Inc.
	02/01/2020, 5.000%	51,085
Oil&Gas - 6.2%
40,000	Chevron Corporation
	03/03/2020, 1.961%	39,987
	Exxon Mobil Corporation
54,000	03/15/2024, 3.176%	55,517
60,000	03/06/2025, 2.709%	59,230
		154,734
Pharmaceuticals - 5.4%
	Johnson & Johnson
50,000	09/01/2029, 6.950%	67,594
58,000	05/15/2033, 4.950%	67,642
		135,236
Pipelines - 2.6%
64,000	Kinder Morgan, Inc.
	06/01/2045, 5.550%	65,625

Retail - 6.3%
	McDonald's Corporation
50,000	01/15/2022, 2.625%	50,012
54,000	06/10/2024, 3.250%	55,449
52,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	52,051
		157,512
Telecommunications - 3.1%
64,000	Cisco Systems, Inc.
	01/15/2040, 5.500%	78,253
Transportation - 1.8%
38,000	United Parcel Service of America, Inc.
	04/01/2020, 8.375%	44,788
TOTAL CORPORATE BONDS (Cost $1,938,279)		1,938,445

Shares
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Diversified - 1.6%
1,260	CoreCivic, Inc.	$39,589
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $39,816)		39,589

TOTAL INVESTMENTS - 95.2% (Cost $2,380,184)		2,378,736
Other Assets in Excess of Liabilities - 4.8%		120,294
NET ASSETS - 100.0%		$2,499,030

ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:
Cost of investments		$2,380,184
Gross unrealized appreciation		3,028
Gross unrealized depreciation		(4,476)
Net unrealized depreciation		$(1,448)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market ("NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund's Board of Trustees (the "Board").  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

CWA Income ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$400,702	$-	$-	$400,702
Corporate Bonds	-	1,938,445	-	1,938,445
Real Estate Investment Trusts	39,589	-	-	522,025
Total Investments in Securities	$440,291	$1,938,445	$-	$2,378,736
^ See Schedule of Investments for sector breakouts.

For the period ended March 31, 2017, there were no transfers into or out of Level 1, 2, or 3. It is the Fund's policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    StrongVest ETF Trust

By (Signature and Title) /s/ D. Kyle Cerminara
                                           D. Kyle Cerminara, President (Principal Executive Officer)

Date  May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ D. Kyle Cerminara
                                              D. Kyle Cerminara, President (Principal Executive Officer)

Date   May 24, 2017

By (Signature and Title)* /s/ Ryan M. Burke
                                              Ryan M. Burke, Treasurer (Principal Financial Officer)

Date    May 24, 2017

* Print the name and title of each signing officer under his or her signature.